Derivative Financial Instruments - Summary of Fair Value of Derivative Financial Instruments (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Derivative financial instruments [abstract]
Derivative financial assets, Held for trading	₺ 607,509	₺ 1,308,954
Derivative financial assets, Derivatives used for hedge accounting	1,305,395	1,977,016
Derivative financial assets	1,912,904	3,285,970
Derivative financial liabilities, Held for trading	313,805	215,974
Derivative financial liabilities, Derivatives used for hedge accounting	48,609	35,314
Derivative financial liabilities	₺ 362,414	₺ 251,288